Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Share-based payments reserve	Treasury share reserve	Translation reserve	Accumulated deficit	Equity attributable to equity holders of the Company	Total
Beginning Balance at Dec. 31, 2024		$ 29,831	$ 144,399	$ (33,104)	$ 5,890	$ (248,545)	$ (101,529)	$ (101,529)
Beginning Balance (in Shares) at Dec. 31, 2024	18,111,016
Profit for the year						30,891	30,891	30,891
Other comprehensive income		(66)			869		803	803
Total comprehensive income for the year, net of tax		(66)			869	30,891	31,694	31,694
Share-based payments and exercise of options		104	309				413	413
Share-based payments and exercise of options (shares)	19,074
Dividends						(60,011)	(60,011)	(60,011)
Total transactions with shareholders		104	309			(60,011)	(59,598)	(59,598)
Total Transaction With Shareholders Shares	19,074
Ending Balance at Jun. 30, 2025		29,869	144,708	(33,104)	6,759	(277,665)	(129,433)	(129,433)
Ending Balance (in Shares) at Jun. 30, 2025	18,130,090
Beginning Balance at Dec. 31, 2025		30,107	144,601	(33,104)	7,053	(239,222)	(90,565)	(90,564)
Beginning Balance (in Shares) at Dec. 31, 2025	18,150,489
Profit for the year						37,348	37,348	37,348
Other comprehensive income		16			1,183		1,199	1,199
Total comprehensive income for the year, net of tax		16			1,183	37,348	38,547	38,547
Share-based payments and exercise of options		(45)	372				327	327
Total transactions with shareholders		(45)	372				327	327
Ending Balance at Jun. 30, 2026		$ 30,078	$ 144,973	$ (33,104)	$ 8,236	$ (201,874)	$ (51,691)	$ (51,691)
Ending Balance (in Shares) at Jun. 30, 2026	18,150,489